Nature and Continuance of Operations (Details Narrative) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 CAD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CAD ($)	Dec. 31, 2015 CAD ($)
SignificantAccountingPracticesLineItems [Line Items]
Aggregate proceeds from issuance of shares and warrants	$ 49,067
Proceeds from exercise of share purchase options and warrants	11,620
Proceeds from early option price installment	48,308
Cash and cash equivalents	67,158		$ 7,196	$ 7,509
Net loss	64,865		26,982
Retained earnings deficit	$ (470,971)		$ (406,106)
U.S. $ [Member]
SignificantAccountingPracticesLineItems [Line Items]
Aggregate proceeds from issuance of shares and warrants		$ 37,440
Proceeds from early option price installment		$ 37,500